PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2012	2013
	(EUR in millions)
Land	225	326
Buildings	1,000	1,041
Leasehold improvements	276	263
Furniture, fittings, machinery and vehicles	1,178	1,148
Total, at cost	2,679	2,778
Less: accumulated depreciation	(1,397)	(1,360)
Net book value	1,282	1,418
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 119 million, EUR 123 million and EUR 121 million for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum lease commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in millions)
2014	91
2015	82
2016	68
2017	58
2018	53
Thereafter	129
Total minimum lease payments	481